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New England Life Insurance Company
ONE FINANCIAL CENTER
BOSTON, MA 02111

May 5, 2015

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  New England Life Insurance Company
     New England Variable Annuity Separate Account
     American Forerunner Series
     File Nos. 333-51676/811-08828
     Rule 497(j) Certification
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Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") each dated
May 1, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 29, 2015.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate, Esq.
Michele H. Abate, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company